DEBT - Assets Pledged and Weighted Average Interest Rate Additional Information (Details) $ in Thousands	Dec. 31, 2017 USD ($) vessel	Dec. 31, 2016 USD ($) vessel	Dec. 31, 2015 USD ($)	Mar. 31, 2015 USD ($)	Mar. 31, 2014
Debt Instrument [Line Items]
Number of vessels serving as security | vessel	59	45
Vessels and equipment, net	$ 2,215,003	$ 1,758,939	$ 1,488,205	$ 632,997
Weighted average interest rate	2.69%	2.37%
Convertible Debt [Member]
Debt Instrument [Line Items]
Stated interest rate	3.07%				3.07%
Collateral Pledged [Member]
Debt Instrument [Line Items]
Vessels and equipment, net	$ 2,130,000	$ 1,733,200